Condensed Consolidated Statements of Changes in Unitholders' Deficit - USD ($) $ in Thousands	Total	Class B Preferred Units	Class B-1 Preferred Units	Preferred Units Class B Preferred Units	Preferred Units Class B-1 Preferred Units	Common Units Class A Units	Common Units Class C Units	Accumulated Deficit	Non-Controlling Interest
Beginning balance at Dec. 31, 2021	$ (4,584)			$ 6,310	$ 0	$ 1,950	$ 195	$ (13,039)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(32,785)							(32,757)	(28)
Units issued to NCI	313								313
Issuance of preferred units, net of issuance costs		$ 14,493	$ 3,323	14,493	3,323
Unit-based compensation	815						444		371
Accretion of redeemable units to redemption value	7,134							7,232
Ending balance at Dec. 31, 2022	(11,193)			20,803	3,323	1,950	639	(38,564)	656
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	964							1,020	(56)
Units issued to NCI	104								104
Issuance of preferred units, net of issuance costs		3,311		3,311
Unit-based compensation	338						102		236
Accretion of redeemable units to redemption value	(7,912)							(7,912)
Ending balance at Jun. 30, 2023	(14,388)			24,114	3,323	1,950	741	(45,456)	940
Beginning balance at Dec. 31, 2022	(11,193)			20,803	3,323	1,950	639	(38,564)	656
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(30,984)							(30,845)	(139)
Units issued to NCI	337								337
Issuance of preferred units, net of issuance costs		17,319		17,319
Unit-based compensation	910						205		705
Accretion of redeemable units to redemption value	5,366							5,366
Ending balance at Dec. 31, 2023	(18,486)			38,122	3,323	1,950	844	(64,284)	1,559
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(18,840)							(12,507)	(6,333)
Units issued to NCI	10,851								10,851
Issuance of preferred units, net of issuance costs		$ 10,418		10,418
Unit-based compensation	689						96		593
Issuance of units to NCI in exchange of convertible promissory notes	8,443								8,443
Accretion of redeemable units to redemption value	(4,777)							(4,777)
Ending balance at Jun. 30, 2024	$ (11,702)			$ 48,540	$ 3,323	$ 1,950	$ 940	$ (81,568)	$ 15,113